Segment Reporting (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 29,551,727	$ 29,294,869	$ 25,904,393
Cost of goods sold	22,191,157	15,269,448	11,042,287
Gross profit	7,360,570	14,025,421	14,862,106
Interest expense and charges	1,253,855	1,069,758	971,052
Depreciation and amortization	2,156,819	1,607,441	1,439,476
Capital expenditures	1,454,975	9,269,640	4,648,095
Income tax expenses	1,006,905	1,042,474	2,132,297
Segment profit(loss)	(12,296,118)	2,653,388	4,700,980
Segment assets	70,795,244	82,004,922	81,131,829
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues	14,049,051	9,178,331	4,838,230
Cost of goods sold	9,420,539	2,951,851	80,907
Gross profit	4,628,512	6,226,480	4,757,323
Interest expense and charges	633,483	480,676	368,448
Depreciation and amortization	175,142	86,005	80,385
Capital expenditures	452,327	235,417	116,669
Income tax expenses	389,874	(243,698)	403,121
Segment profit(loss)	(2,982,674)	772,928	1,389,269
Segment assets	19,150,283	21,607,155	10,899,522
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenues	15,323,690	18,805,539	19,455,800
Cost of goods sold	12,730,843	11,600,016	10,368,972
Gross profit	2,592,847	7,205,523	9,086,828
Interest expense and charges	562,971	585,242	602,090
Depreciation and amortization	1,972,980	1,508,016	1,359,091
Capital expenditures	983,725	9,034,223	4,500,486
Income tax expenses	617,031	1,283,697	1,486,371
Segment profit(loss)	(7,956,271)	3,613,721	4,395,631
Segment assets	51,280,425	58,775,391	60,000,714
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenues	178,986	720,191	250,422
Cost of goods sold	39,775	537,076	160,324
Gross profit	139,211	183,115	90,098
Interest expense and charges	52,922	473	506
Depreciation and amortization	8,697	13,420
Capital expenditures	18,923		30,940
Income tax expenses		1,675
Segment profit(loss)	(304,433)	(68,077)	(82,323)
Segment assets	356,424	716,909	567,030
Technological consulting and other services [Member]
Segment Reporting Information [Line Items]
Revenues		590,808	1,359,941
Cost of goods sold		180,505	432,084
Gross profit		410,303	927,857
Interest expense and charges	4,480	3,367	8
Depreciation and amortization
Capital expenditures
Income tax expenses		800	242,805
Segment profit(loss)	(1,052,740)	(1,665,184)	(1,001,597)
Segment assets	$ 8,111	$ 905,465	$ 9,664,563